Allianz Global Investors Solutions 2045 Fund (Prospectus Summary): | Allianz Global Investors Solutions 2045 Fund
Allianz Global Investors Solutions 2045 Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2012
to the Statutory Prospectus for Institutional Class, Class P and Administrative Class Shares of
Allianz Funds Multi-Strategy Trust
dated April 2, 2012 (as revised June 2, 2012)

Disclosure Relating to the Allianz Global Investors Solutions 2045 Fund

The table labeled “Annual Fund Operating Expenses” and the footnotes thereto are hereby restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz Global Investors Solutions 2045 Fund	Advisory Fees		Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.05%	[1]	none	0.10%	[1]	0.91%	1.06%	(0.36%)	[2]	0.70%	[2]
Class P	0.05%	[1]	none	0.15%	[1]	0.91%	1.11%	(0.31%)	[2]	0.80%	[2]
Administrative Class	0.05%	[1]	0.25%	0.15%	[1]	0.91%	1.36%	(0.31%)	[2]	1.05%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund’s initial fiscal year and include organizational expenses. Other Expenses represent administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) pursuant to an Administration Agreement between AGIFM and the Trust.
[2]	The Manager has contractually agreed, until March 31, 2013, to irrevocably waive its advisory and administrative fees and reimburse any additional Other Expenses or Acquired Fund Fees and Expenses, to the extent that Total Annual Fund Operating Expenses After Expense Reductions, excluding, interest, taxes, and extraordinary expenses, exceed 0.70% for Institutional Class, 0.80% for Class P and 1.05% for Administrative Class. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.